UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 28.5%
Banks — 6.3%
Bank of America Corp.
$975,000	7.400%	01/15/11	$1,060,779
Citigroup, Inc.
1,050,000	4.125	02/22/10	1,053,152
325,000	5.250	02/27/12	333,260
Credit Suisse First Boston New York(a)
2,000,000	6.500	05/01/08	2,012,332
Deutsche Bank AG London
1,500,000	5.375	10/12/12	1,578,930
Huntington National Bank
1,750,000	4.650	06/30/09	1,777,921
JPMorgan Chase & Co.
725,000	6.500	01/15/09	739,145
1,550,000	7.875	06/15/10	1,682,458
Keybank National Association
1,100,000	7.300	05/01/11	1,189,470
National Australia Bank Ltd.(b)
875,000	8.600	05/19/10	955,352
Union Planters Corp.
1,500,000	7.750	03/01/11	1,621,047
Wachovia Bank NA
250,000	5.800	12/01/08	255,119
Washington Mutual, Inc.
1,425,000	4.000	01/15/09	1,355,031
Wells Fargo & Co.
500,000	3.120	08/15/08	497,783
375,000	4.875 (b)	01/12/11	381,826
Wells Fargo Bank NA
525,000	7.550	06/21/10	569,327

			17,062,932

Brokerage — 4.6%
Credit Suisse First Boston Mortgage Securities, Inc.
2,975,000	4.125	01/15/10	3,008,452
Lehman Brothers Holdings, Inc.(c)
4,000,000	5.170	05/25/10	3,858,112
Morgan Stanley
5,000,000	4.000	01/15/10	4,997,672
375,000	5.625	01/09/12	387,899

			12,252,135

Captive Financial — 0.8%
American Express Centurion Bank
1,250,000	5.200	11/26/10	1,288,735
Caterpillar Financial Services Corp.
725,000	4.850	12/07/12	741,624

			2,030,359

Construction Machinery — 0.8%
John Deere Capital Corp.
2,000,000	5.400	04/07/10	2,075,972

Electric(b) — 0.3%
Pacific Gas & Electric Co.
725,000	4.200	03/01/11	726,908

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy(b) — 0.1%
Conoco Funding Co.
$275,000	6.350%	10/15/11	$298,592

Food and Beverage(b) — 0.5%
Kellogg Co.
1,375,000	5.125	12/03/12	1,420,265

Health Care Services(a) — 0.5%
UnitedHealth Group, Inc.
1,400,000	5.125	11/15/10	1,445,718

Life Insurance — 6.1%
AXA Financial, Inc.(b)
2,125,000	7.750	08/01/10	2,325,831
Genworth Financial, Inc.
2,000,000	5.231	05/16/09	2,022,196
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,572,068
Monumental Global Funding II(a)
800,000	3.900	06/15/09	795,703
750,000	4.375	07/30/09	752,430
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,245,311
Principal Financial Group Australia(a)(b)
550,000	8.200	08/15/09	589,371
Protective Life Secured Trusts
350,000	3.700	11/24/08	349,508
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,794,548
TIAA Global Markets, Inc.(a)(b)
1,900,000	5.125	10/10/12	1,988,086

			16,435,052

Media(b) — 0.4%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,124,693

Noncaptive — Financial — 4.7%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,532,342
1,000,000	4.000	03/15/11	992,810
Countrywide Home Loans, Inc.
1,325,000	4.000	03/22/11	1,166,000
General Electric Capital Corp.
550,000	4.125	09/01/09	556,302
1,400,000	4.250	09/13/10	1,423,713
HSBC Finance Corp.
7,000,000	4.125	11/16/09	7,041,839

			12,713,006

Real Estate Investment Trust(b) — 1.2%
Simon Property Group LP
1,522,000	4.875	03/18/10	1,530,284
Westfield Capital Corp. Ltd.(a)
1,825,000	4.375	11/15/10	1,795,775

			3,326,059

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications(b) — 0.3%
Vodafone Group PLC
$575,000	7.750%	02/15/10	$613,499
200,000	5.350	02/27/12	204,328

			817,827

Wirelines Telecommunications — 1.9%
Ameritech Capital Funding
375,000	6.250	05/18/09	390,077
AT&T, Inc.(b)
1,375,000	4.125	09/15/09	1,382,474
Deutsche Telekom International Finance BV
370,000	3.875 (b)	07/22/08	369,499
1,500,000	8.000	06/15/10	1,617,382
Verizon Global Funding Corp.(b)
1,225,000	7.250	12/01/10	1,327,876

			5,087,308

TOTAL CORPORATE BONDS			$76,816,826

Agency Debentures — 22.5%
FFCB
$8,500,000	4.150%	04/07/11	$8,501,938
FHLB
8,800,000	3.950	02/15/08	8,800,757
10,000,000	4.500 (c)	03/07/08	10,006,097
12,000,000	5.250	01/16/09	12,288,708
FHLMC(d)
15,000,000	4.250	06/23/08	15,079,980
FNMA
6,000,000	5.125	09/02/08	6,081,504

TOTAL AGENCY DEBENTURES			$60,758,984

Asset-Backed Securities — 12.2%
Autos — 7.2%
AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3
$312,594	4.870%	12/06/10	$312,428
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
1,836,437	5.560	09/06/11	1,851,862
Banc of America Securities Auto Trust Series 2006-G1, Class A3
375,000	5.180	06/18/10	379,219
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
2,000,000	5.020	09/15/11	2,044,906
Capital One Auto Finance Trust Series 2006-A, Class A3
2,334,523	5.330	11/15/10	2,339,595
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
2,000,000	4.890	01/17/12	2,031,260
Carmax Auto Owner Trust Series 2005-2, Class A3
221,054	4.210	01/15/10	218,899
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
625,000	5.110	04/15/14	643,888
Daimler Chrysler Auto Trust Series 2006-D, Class A3
500,000	4.980	02/08/11	506,795

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Autos — (continued)
Ford Credit Auto Owner Trust Series 2005-C, Class A3
$159,903	4.300%	08/15/09	$160,266
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
750,000	5.350	03/15/13	767,800
Household Automotive Trust Series 2005-2, Class A3
184,868	4.370	05/17/10	185,482
Long Beach Auto Receivables Trust Series 2005-A, Class A3
168,833	4.080	06/15/10	168,505
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500	05/15/13	2,523,614
National City Auto Receivables Trust Series 2004-A, Class A4
148,413	2.880	05/15/11	148,114
Nissan Auto Receivables Owner Trust Series 2006-B, Class A3
257,611	5.160	02/15/10	259,674
Nissan Auto Receivables Owner Trust Series 2007-B, Class A3
1,500,000	5.030	05/16/11	1,535,444
Triad Auto Receivables Owner Trust Series 2004-A, Class A4
269,278	2.500	09/13/10	267,851
USAA Auto Owner Trust Series 2007-2, Class A3
2,500,000	4.900	02/15/12	2,549,460
World Omni Auto Receivables Trust Series 2005-A, Class A4
550,000	3.820	11/14/11	551,148

			19,446,210

Credit Card — 4.1%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720	05/15/13	435,353
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
5,600,000	4.950	08/15/12	5,753,878
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960	09/17/12	2,579,317
Citibank Credit Card Issuance Trust Series 2003-A3, Class A3
400,000	3.100	03/10/10	399,986
Citibank Credit Card Issuance Trust Series 2005-B1, Class B1
750,000	4.400	09/15/10	751,564
Discover Card Master Trust I Series 2003-2, Class B
500,000	3.850	08/15/10	499,766
MBNA Credit Card Master Note Trust Series 2005-A7, Class A7
750,000	4.300	02/15/11	752,214

			11,172,078

Home Equity(c) — 0.5%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
221,142	3.365	01/25/37	215,059
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
43,859	6.745	06/25/28	40,340
Centex Home Equity Series 2004-D, Class MV3
750,000	4.376	09/25/34	585,581
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
265,739	3.426	04/25/37	259,873
Fremont Home Loan Trust Series 2005-E, Class 2A2
86,816	3.546	01/25/36	86,674

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity(c) — (continued)
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
$210,434	4.876%	05/25/34	$170,144

			1,357,671

Manufactured Housing — 0.3%
CNH Equipment Trust Series 2006-A, Class A3
600,213	5.200	08/16/10	603,539
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
110,745	4.350	05/15/14	105,805

			709,344

Student Loan(a) — 0.1%
GCO Slims Trust Series 2006-1A Class Note
302,878	5.720	03/01/22	296,820

TOTAL ASSET-BACKED SECURITIES			$32,982,123

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 63.2%			$170,557,933

Repurchase Agreement(e) — 36.3%
Joint Repurchase Agreement Account II
$97,800,000	2.988%	02/01/08	$97,800,000
Maturity Value: $97,808,117

TOTAL INVESTMENTS — 99.5%			$268,357,933

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			1,420,003

NET ASSETS — 100.0%			$269,777,936

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,493,614, which represents approximately 5.0% of net assets as of January 31, 2008.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(e) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	197	March 2008	$47,819,288	$916,468
Eurodollars	154	June 2008	37,541,350	617,502
Eurodollars	117	September 2008	28,534,838	333,840
2 Year U.S. Treasury Notes	(288)	March 2008	(61,407,000)	(693,232)
5 Year U.S. Treasury Notes	(204)	March 2008	(23,052,000)	(542,821)

TOTAL				$631,757

TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$266,009,333

Gross unrealized gain	2,892,529
Gross unrealized loss	(543,929)

Net unrealized security gain	$2,348,600

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 70.9%
Collateralized Mortgage Obligations — 13.1%
Adjustable Rate Non-Agency(a) — 8.6%
American Home Mortgage Assets Series 2006-3, Class 1A1
$4,330,743	5.632%	10/25/46	$4,093,775
American Home Mortgage Assets Series 2006-3, Class 2A11
4,240,088	5.602	10/25/46	3,933,215
American Home Mortgage Assets Series 2007-1, Class A1
4,380,338	5.362	02/25/47	4,065,012
Banc of America Funding Corp. Series 2007-D, Class 1A5
1,200,000	4.214	06/20/47	1,014,750
Bank of America Mortgage Securities Series 2002-J, Class A2
239,527	7.528	09/25/32	238,971
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
83,046	6.714	08/25/33	83,547
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
905,629	4.170	02/25/37	879,374
Countrywide Alternative Loan Trust Series 2005-38, Class A1
376,906	6.162	09/25/35	350,014
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,461	7.420	08/25/33	55,941
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
1,588,312	5.280	03/25/33	1,604,509
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
3,370,095	6.022	08/19/36	3,177,044
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
521,480	7.019	08/25/34	524,664
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
925,832	4.200	07/25/35	891,604
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
864,276	4.752	07/25/35	835,872
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
898,608	4.071	07/25/35	903,426
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
868,915	4.766	07/25/35	880,960
Luminent Mortgage Trust Series 2006-5, Class A1A
694,430	3.566	07/25/36	630,650
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,763,296	5.662	01/25/46	1,689,852
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,823,067	4.084	11/20/34	1,756,494
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
4,812,221	6.000	11/25/37	4,523,488
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
4,866,554	3.566	09/25/47	4,560,142
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,975,007	5.652	07/25/46	2,825,064
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
3,703,102	5.408	10/25/35	3,665,342

			43,183,710

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — 0.0%
FHLMC Series 2586, Class NX
$2,174,345	4.500%	08/15/16	$143,488
FNMA REMIC Trust Series 1990-145, Class B
1,682	1,004.961	12/25/20	27,358

			170,846

Inverse Floaters(a) — 0.1%
FHLMC Series 1606, Class SC
348,445	9.966	11/15/08	348,023

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA REMIC Trust Series 1996-20, Class SB
257,358	9.594	10/25/08	7,621
FNMA Series 1996-40, Class SG
405,957	8.143	03/25/09	13,629

			21,250

Planned Amortization Class — 0.7%
FHLMC Series 2113, Class TE
2,073,517	6.000	01/15/14	2,158,507
FNMA REMIC Trust Series 1993-225, Class WC
1,033,988	6.500	12/25/13	1,087,138

			3,245,645

Regular Floater(a) — 2.4%
BCAP LLC Trust Series 2006-RR1, Class CF
818,859	4.016	11/25/36	814,025
Collateralized Mortgage Securities Corp. Series N, Class 2
277,402	6.105	08/25/17	279,453
FHLMC Series 1509, Class F
180,002	5.250	04/15/08	180,052
FHLMC Series 1606, Class FC
1,279,219	5.072	11/15/08	1,277,094
FHLMC Series 1612, Class FD
142,816	5.072	11/15/08	142,572
FHLMC Series 1661, Class FD
687,293	5.875	01/15/09	688,968
FHLMC Series 1826, Class F
195,784	4.650	09/15/21	196,934
FHLMC Series 3152, Class NX(c)
1,920,514	0.000	05/15/36	1,951,391
FHLMC Series 3171, Class FL(c)
1,098,106	0.000	01/15/36	1,066,560
FHLMC Series 3211, Class TX(c)
1,909,410	0.000	09/15/36	1,925,982
FNMA REMIC Trust Series 1993-190, Class F
606,114	5.222	10/25/08	606,923
FNMA REMIC Trust Series 1993-196, Class FD
55,948	5.072	10/25/08	55,959
FNMA REMIC Trust Series 1993-214, Class FA
201,652	4.175	12/25/08	202,250
FNMA REMIC Trust Series 1993-233, Class FA
105,384	5.072	12/25/08	105,695
FNMA Series 1993-231, Class FE
598,426	4.275	12/25/08	600,093

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FNMA Series 1998-66, Class FC
$342,265	4.523%	11/17/28	$344,661
FNMA Series 2001-70, Class OF
1,755,803	4.326	10/25/31	1,774,462

			12,213,074

Sequential Fixed Rate — 1.2%
FHLMC Series 1720, Class PJ
743,590	7.250	01/15/24	759,037
First Nationwide Trust Series 2001-4, Class 1A1
572,380	6.750	09/21/31	571,650
FNMA REMIC Trust Series 1996-14, Class J
108,799	6.150	03/25/09	109,662
FNMA Series 1994-72, Class J
4,228,820	6.000	06/25/23	4,279,804

			5,720,153

Support — 0.1%
FHLMC Series 1639, Class M
712,910	6.000	12/15/08	712,188

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$65,614,889

Commercial Mortgage-Backed Securities(a)(b)(d) — 0.7%
Interest Only — 0.7%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,082	1.052	02/15/35	397,005
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,597,999	2.275	03/18/36	2,917,213

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$3,314,218

Federal Agencies — 57.1%
Adjustable Rate FHLMC(a) — 5.4%
106,594	5.527	08/01/16	107,672
124,758	6.302	08/01/18	126,076
620,422	5.851	11/01/18	634,050
111,142	5.902	11/01/18	114,265
31,106	5.875	02/01/19	31,446
32,981	7.374	02/01/19	33,650
97,630	5.609	03/01/19	98,547
49,496	6.185	03/01/19	49,973
106,082	5.423	06/01/19	107,018
88,371	6.149	07/01/19	89,276
1,346,096	6.257	11/01/19	1,354,230
1,239,252	7.100	11/01/19	1,305,983
119,494	5.672	01/01/20	120,987
137,363	5.609	05/01/21	138,761
39,042	6.166	01/01/25	40,290
98,382	5.609	10/01/26	99,177
1,113,453	6.734	08/01/28	1,164,974
550,188	7.254	05/01/29	562,935

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(a) — (continued)
$80,283	5.609%	06/01/29	$81,176
44,053	6.830	09/01/29	45,335
2,605,344	7.230	03/01/30	2,700,249
109,158	5.533	04/01/30	109,809
129,578	5.616	06/01/30	131,231
306,258	7.502	12/01/30	311,436
7,786	7.109	01/01/31	7,929
128,610	5.515	02/01/31	130,104
29,385	7.040	05/01/31	29,638
32,414	6.479	06/01/31	33,103
12,189	7.160	11/01/31	12,600
3,860,098	7.389	12/01/31	4,130,305
2,532,793	7.519	12/01/31	2,609,093
16,622	7.250	10/01/32	16,755
6,372	6.951	02/01/33	6,506
1,725,588	3.946	07/01/33	1,734,655
2,507,994	3.885	09/01/33	2,537,963
107,037	4.397	11/01/33	106,768
1,008,820	6.182	05/01/35	1,046,361
5,202,345	4.582	08/01/35	5,284,521

			27,244,847

Adjustable Rate FNMA(a) — 16.0%
615,483	6.761	04/01/17	644,927
131,143	5.483	08/01/17	131,070
187,982	5.483	09/01/17	187,870
123,914	5.633	09/01/17	123,585
56,645	6.168	11/01/17	57,635
60,326	5.625	12/01/17	60,474
46,704	6.234	12/01/17	47,083
157,357	5.483	03/01/18	157,263
441,211	5.640	03/01/18	442,189
1,602,308	5.638	07/01/18	1,605,847
361,673	5.609	10/01/18	360,667
83,608	5.627	10/01/18	83,792
506,831	5.778	10/01/18	512,306
183,087	6.611	10/01/18	184,858
11,136	6.200	11/01/18	11,134
73,564	5.875	12/01/18	74,094
226,076	5.509	01/01/19	226,280
42,623	5.599	04/01/19	42,656
719,021	5.936	04/01/19	724,368
1,647,639	5.503	05/01/19	1,656,119
353,444	5.633	05/01/19	353,275
316,231	5.797	06/01/19	318,546
272,427	5.905	06/01/19	275,494
283,807	6.500	07/01/19	295,815
504,723	5.750	08/01/19	507,899
599,488	5.931	08/01/19	603,946
9,338	7.180	09/01/19	9,514
55,297	5.793	11/01/19	55,702
2,258,331	7.210	11/01/19	2,334,410
26,554	5.750	04/01/20	26,717
689,738	7.254	05/01/20	714,135
663,216	5.527	06/01/20	667,263
206,385	5.783	06/01/20	208,617
340,123	5.789	11/01/20	343,918
684,665	5.742	12/25/20	693,794

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$460,950	6.031%	03/01/21	$467,514
169,371	6.999	09/01/21	173,056
110,722	5.955	12/01/21	112,080
1,700,287	5.932	01/01/22	1,736,281
51,542	7.052	02/01/22	53,494
158,229	6.153	05/20/22	160,460
5,018,729	6.858	12/01/22	5,108,832
405,972	7.200	02/01/23	414,250
11,406	6.219	12/01/23	11,546
787,131	7.278	01/01/24	806,045
774,788	7.300	03/01/24	803,317
8,171,678	5.780	04/01/24	8,287,899
758,357	6.100	06/20/24	773,352
41,838	6.127	08/01/24	42,843
244,555	6.380	01/01/25	255,078
437,028	6.708	02/01/27	441,264
1,569,836	5.282	03/25/27	1,519,704
63,641	5.633	06/01/27	64,025
46,101	5.633	12/01/27	46,379
86,916	5.633	01/01/28	87,522
226,709	7.183	05/01/28	231,013
37,334	7.124	09/01/28	37,726
735,397	5.934	01/01/29	743,615
30,272	5.545	06/01/29	30,487
43,346	5.618	06/01/29	43,655
24,689	7.059	06/01/29	24,963
1,208,825	6.286	05/01/30	1,231,369
5,355	7.760	02/01/31	5,402
100,655	7.244	05/01/31	102,152
320,176	7.125	06/01/31	322,753
1,506,091	5.708	07/01/31	1,546,061
117,239	6.052	08/01/31	119,785
356,554	7.035	08/01/31	359,564
571,992	5.517	11/01/31	574,325
279,125	6.213	12/01/31	284,364
163,668	6.128	01/01/32	166,841
251,960	6.570	02/01/32	258,897
26,132	6.548	03/01/32	26,762
62,298	6.640	03/01/32	61,615
668,825	7.097	03/01/32	684,035
779,288	5.495	04/01/32	802,249
87,870	7.125	04/01/32	89,674
65,211	6.676	05/01/32	65,921
313,347	6.366	07/01/32	325,738
34,618	5.525	08/01/32	35,065
659,358	5.188	09/01/32	679,115
52,692	6.564	09/01/32	53,788
136,857	6.766	09/01/32	140,368
53,408	7.000	09/01/32	54,823
30,550	7.300	09/01/32	31,382
57,319	7.204	10/01/32	58,849
14,024	6.707	12/01/32	14,319
718,539	6.454	01/01/33	740,032
1,293,678	4.847	02/01/33	1,292,381
6,763,289	4.727	03/01/33	6,715,228
110,409	3.973	04/01/33	111,933
308,560	5.166	04/01/33	316,953
1,586,181	4.608	05/01/33	1,611,532

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$7,130,897	4.667%	05/01/33	$7,202,022
901,230	4.678	05/01/33	916,935
3,571,095	3.876	07/01/33	3,596,873
2,515,716	4.184	08/01/33	2,565,772
81,757	6.248	08/01/33	83,921
240,628	4.256	01/01/34	239,352
51,403	7.170	02/01/34	52,500
3,332,299	4.704	10/01/34	3,390,714
2,257,057	4.363	04/01/35	2,277,138
2,122,750	4.668	10/01/35	2,169,525
43,252	5.622	05/01/36	43,574
12,671	6.796	11/01/38	12,954
235,458	6.188	06/01/40	236,690
840,389	6.510	07/01/40	856,197
31,643	5.988	02/01/41	31,648

			79,778,752

Adjustable Rate GNMA(a) — 5.8%
3,934,001	4.750	04/20/34	3,954,783
16,827,121	5.500	08/20/34	17,142,445
2,565,247	5.625	08/20/34	2,615,528
5,333,621	4.500	12/20/34	5,351,633

			29,064,389

FHLMC — 4.1%
575,682	7.000	02/01/09	583,887
337,907	7.000	03/01/09	344,812
602,394	7.000	04/01/09	609,171
316,861	7.000	05/01/09	324,099
327,480	7.000	06/01/09	334,960
114,761	7.500	06/01/09	116,306
183,016	6.500	03/01/13	190,352
344,362	6.500	04/01/13	358,164
158,727	6.500	05/01/13	165,088
365,788	6.500	06/01/13	380,448
703,404	5.000	12/01/13	727,478
837,036	4.000	01/01/14	847,770
2,486,418	8.000	12/01/15	2,622,679
468,208	6.000	05/01/17	484,615
601,757	7.000	04/01/21	640,535
319,190	7.000	08/01/21	339,758
2,409,495	7.000	03/01/22	2,561,117
864,711	7.000	05/01/22	919,125
3,519,000	7.000	06/01/22	3,740,440
40,688	7.000	12/01/25	43,250
3,896,060	7.000	11/01/37	4,101,959

			20,436,013

FNMA — 25.8%
5,264,864	4.000	05/01/10	5,270,066
5,931,782	4.000	06/01/10	5,933,036
975,303	6.000	09/01/11	1,005,772
1,305,322	6.500	04/01/12	1,360,781
2,847,048	6.000	05/01/12	2,936,764
543,136	6.500	05/01/12	566,490
1,962,286	6.000	06/01/12	2,024,122
623,699	6.500	06/01/12	651,121
9,303,981	5.500	01/01/13	9,558,417
2,170,888	4.500	08/01/13	2,219,164

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$9,516,514	4.500%		09/01/13	$9,720,692
1,068,485	8.000		01/01/16	1,128,560
828,236	7.000		03/01/17	865,478
238,767	7.000		05/01/17	249,503
8,495,036	5.500		03/01/18	8,724,258
1,058,275	5.500		04/01/18	1,086,831
301,577	7.000		07/01/21	322,058
465,310	7.000		11/01/21	496,911
285,800	7.000		12/01/21	305,209
420,799	7.000		01/01/22	449,377
90,978	7.000		02/01/22	97,157
282,482	7.000		01/01/28	301,088
408,862	6.500		04/01/33	426,150
157,368	6.500		09/01/36	163,382
34,233	7.000		09/01/36	36,042
194,193	6.500		10/01/36	201,542
137,773	6.500		11/01/36	143,038
551,915	7.000		03/01/37	581,071
26,611,560	7.000		04/01/37	28,017,382
31,319	7.000		08/01/37	33,139
3,399,930	6.500		10/01/37	3,530,083
16,401,011	7.500		10/01/37	17,239,585
8,930,597	8.000		10/01/37	9,462,535
13,000,000	7.000		TBA-15yr(e)	13,682,500

				128,789,304

GNMA — 0.0%
47,604	7.000		12/15/25	51,464
124,128	7.000		04/15/26	133,157

				184,621

TOTAL FEDERAL AGENCIES				$285,497,926

TOTAL MORTGAGE-BACKED OBLIGATIONS				$354,427,033

Agency Debentures — 11.0%
FHLB
$10,000,000	5.125	%(f)	12/29/08	$10,225,500
20,000,000	5.250		01/16/09	20,481,180
FHLMC
16,223,000	5.400		07/16/09	16,428,708
8,000,000	3.250		02/25/11	8,044,136

TOTAL AGENCY DEBENTURES				$55,179,524

Asset-Backed Security(a) — 0.2%
Home Equity — 0.2%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$922,005	4.456%		12/15/29	$$888,787

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 82.1%				$410,495,344

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(g) — 19.4%
Joint Repurchase Agreement Account II
$97,000,000	2.988%	02/01/08	$97,000,000
Maturity Value: $97,008,051

TOTAL INVESTMENTS — 101.5%			$507,495,344

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(7,556,581)

NET ASSETS — 100.0%			$499,938,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,314,218, which represents approximately 0.7% of net assets as of January 31, 2008.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $13,682,500 which represents approximately 2.7% of net assets as of January 31, 2008.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	163	March 2008	$39,566,213	$616,623
Eurodollars	39	June 2008	9,507,225	155,380
Eurodollars	(53)	September 2008	(12,926,038)	(99,365)
Eurodollars	(53)	December 2008	(12,910,138)	(69,553)
Eurodollars	(143)	March 2009	(34,772,238)	(235,861)
Eurodollars	(143)	June 2009	(34,700,738)	(194,361)
Eurodollars	(128)	September 2009	(31,006,400)	(114,926)
Eurodollars	(100)	December 2009	(24,183,750)	(28,581)
Federal Funds	29	February 2008	11,727,209	128,674
U.S. Treasury Bonds	(126)	March 2008	(15,033,375)	(213,619)
2 Year U.S. Treasury Notes	339	March 2008	72,281,156	523,617
5 Year U.S. Treasury Notes	496	March 2008	56,048,000	601,709
10 Year U.S. Treasury Notes	(220)	March 2008	(25,678,125)	(805,909)

TOTAL				$263,828

INTEREST RATE SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$4,600	(a)	06/18/13	4.500%	3 month LIBOR	$40,263	$134,113
	2,400	(a)	06/18/18	3 month LIBOR	5.000%	(187,709)	60,937
	41,000		11/12/19	3 month LIBOR	5.069	—	(2,509,074)
	4,600	(a)	06/18/23	3 month LIBOR	5.250	(281,658)	(7,658)
	2,300	(a)	06/18/28	5.250	3 month LIBOR	214,087	(80,357)
Bear Stearns & Co., Inc.	5,400		08/20/12	3 month LIBOR	5.282	—	(480,994)
	8,800	(a)	06/18/18	3 month LIBOR	5.000	(108,709)	(356,123)
	8,700	(a)	06/18/28	5.250	3 month LIBOR	138,327	367,521
Deutsche Bank Securities, Inc.	18,830		11/17/10	3 month LIBOR	4.315	—	(417,434)
	6,870		12/24/10	3 month LIBOR	3.780	—	(74,185)
	5,260		12/29/10	3 month LIBOR	3.868	—	(64,581)
	3,450		12/29/10	3 month LIBOR	4.000	—	(50,947)
	8,140		01/07/11	3 month LIBOR	3.658	—	(66,204)
	3,810		01/28/11	3 month LIBOR	3.161	—	7,171
	8,300	(a)	06/18/13	4.500	3 month LIBOR	82,597	232,038
	32,700	(a)	06/18/13	3 month LIBOR	4.500	(1,120,097)	(119,489)
	16,600		11/17/15	4.920	3 month LIBOR	—	741,613
	6,000		12/24/15	4.520	3 month LIBOR	—	109,517
	4,600		12/29/15	4.630	3 month LIBOR	—	112,967
	3,000		12/29/15	4.745	3 month LIBOR	—	94,166
	7,100		01/07/16	4.487	3 month LIBOR	—	109,997
	3,300		01/28/16	4.224	3 month LIBOR	—	(4,746)
	2,900	(a)	06/18/18	5.000	3 month LIBOR	130,577	22,606
	2,800	(a)	06/18/28	3 month LIBOR	5.250	(158,309)	(4,493)
	4,630		11/17/38	3 month LIBOR	5.309	—	(284,562)
	1,650		12/24/38	3 month LIBOR	5.011	—	(21,288)
	830		12/29/38	3 month LIBOR	5.215	—	(36,689)
	1,270		12/29/38	3 month LIBOR	5.121	—	(37,806)
	1,950		01/07/39	3 month LIBOR	5.017	—	(25,441)
	910		01/28/39	3 month LIBOR	4.939	—	120
JPMorgan Securities, Inc.	50,000	(a)	06/18/15	5.000	3 month LIBOR	1,444,097	1,564,241
	19,700	(a)	06/18/18	5.000	3 month LIBOR	566,622	473,967
	19,200	(a)	06/18/28	3 month LIBOR	5.250	(851,161)	(265,194)
	2,800	(a)	06/18/38	5.250	3 month LIBOR	127,844	48,527

TOTAL						$36,771	$(827,764)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to January 31, 2008.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$508,921,194

Gross unrealized gain	4,583,692
Gross unrealized loss	(6,009,542)

Net unrealized security loss	$(1,425,850)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 63.5%
Collateralized Mortgage Obligations — 3.2%
Interest Only(a) — 0.0%
FHLMC Series 2575, Class IB
$1,803,768	5.500%	08/15/30	$129,876
FHLMC Series 2586, Class NX
1,213,936	4.500	08/15/16	80,109

			209,985

Inverse Floaters(b) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
51,676	16.538	11/25/20	70,089
GNMA Series 2001-59, Class SA
19,598	13.061	11/16/24	25,050

			95,139

IOette(a) — 0.0%
FHLMC Series 1161, Class U
1,213	1,172.807	11/15/21	1,420

Planned Amortization Class — 0.4%
FHLMC Series 1475, Class K
3,266	7.000	02/15/08	3,262
FHLMC Series 1556, Class H
1,089,690	6.500	08/15/13	1,135,455
FHLMC Series 1601, Class PL
179,064	6.000	10/15/08	178,798
FHLMC Series 1606, Class H
264,130	6.000	11/15/08	263,756
FHLMC Series 1916, Class PC
2,210,404	6.750	12/15/11	2,241,678
FNMA Series 1993-207, Class G
585,892	6.150	04/25/23	590,120

			4,413,069

Planned Amortization — Interest Only(a) — 0.0%
FHLMC Series 1587, Class HA
18,802	6.500	10/15/08	226

Regular Floater(b) — 1.4%
FHLMC Series 3151, Class KY(c)
2,816,664	0.000	05/15/36	2,958,244
FHLMC Series 3171, Class FL(c)
1,647,159	0.000	01/15/36	1,599,840
FHLMC Series 3211, Class TX(c)
2,864,115	0.000	09/15/36	2,888,973
FNMA REMIC Series 2006-5, Class 2A1
3,008,877	4.980	11/25/28	3,014,124
FNMA Series 1988-12, Class B
196,582	2.722	02/25/18	179,434
FNMA Series 2001-60, Class OF
2,633,704	4.326	10/25/31	2,662,459
FNMA Series 2001-70, Class OF
1,316,852	4.326	10/25/31	1,330,846

			14,633,920

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 1.2%
FHLMC Series 108, Class G
$476,903	8.500%	12/15/20	$476,669
FHLMC Series 1564, Class H
262,538	6.500	08/15/08	262,102
FHLMC Series 1655, Class K
1,980,970	6.500	01/15/09	1,978,264
FHLMC Series 1980, Class Z
2,136,996	7.000	07/05/27	2,263,583
FHLMC Series 2019, Class Z
2,173,441	6.500	12/15/27	2,308,267
FNMA REMIC Trust Series 1989-66, Class J
774,566	7.000	09/25/19	835,996
FNMA REMIC Trust Series 1990-16, Class E
478,291	9.000	03/25/20	519,946
FNMA REMIC Trust Series 1992-33, Class K
1,726,528	8.500	03/25/18	1,822,190
FNMA REMIC Trust Series 1993-052, Class J
106,206	6.500	04/25/08	106,188
FNMA REMIC Trust Series 1993-126, Class PG
234,186	6.500	07/25/08	234,902
FNMA REMIC Trust Series 1994-18, Class D
1,205,692	6.750	02/25/24	1,214,513
FNMA Series 1988-12, Class A
249,004	10.000	02/25/18	282,178
GNMA REMIC Trust Series 1995-3, Class DQ
96,861	8.050	06/16/25	103,239

			12,408,037

Targeted Amortization Class(b)(c) — 0.2%
FHLMC REMIC Trust Series 3291, Class XC
1,015,356	0.000	03/15/37	1,030,021
FNMA REMIC Trust Series 2006-27, Class YF
797,781	0.000	04/25/36	855,657

			1,885,678

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$33,647,474

Federal Agencies — 60.3%
Adjustable Rate FHLMC(b) — 7.7%
230,299	5.768	05/01/18	235,030
161,975	6.142	10/01/25	166,614
1,603,634	3.533	09/01/33	1,607,440
298,600	3.810	09/01/33	298,254
6,194,447	6.102	09/01/34	6,246,582
569,853	4.460	10/01/34	577,738
391,979	4.329	11/01/34	396,820
1,112,926	4.369	11/01/34	1,127,459
352,578	4.388	11/01/34	356,864
517,177	4.474	11/01/34	524,268
3,848,981	5.160	11/01/34	3,870,102
663,572	4.366	01/01/35	671,989
2,569,420	4.411	01/01/35	2,599,367
771,881	4.338	02/01/35	782,428
498,642	4.359	02/01/35	505,407
1,201,607	4.422	02/01/35	1,218,672

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(b) — (continued)
$646,345	4.440%	02/01/35	$655,729
320,985	4.442	02/01/35	325,561
678,010	4.444	02/01/35	686,022
815,799	4.499	02/01/35	826,426
4,755,839	4.200	03/01/35	4,738,080
2,816,733	4.170	04/01/35	2,851,962
13,069,056	4.454	06/01/35	13,250,088
4,932,704	4.897	08/01/35	5,000,139
3,180,025	4.558	11/01/35	3,212,548
2,302,145	5.895	05/01/36	2,362,683
903,190	5.966	10/01/36	929,138
857,589	5.896	11/01/36	882,961
23,004,946	6.450	09/01/37	23,639,975

			80,546,346

Adjustable Rate FNMA(b) — 21.9%
254,761	6.737	11/01/17	262,538
463,273	6.096	02/01/18	475,286
191,909	6.133	06/01/18	199,275
342,075	7.254	05/01/20	354,175
214,393	5.844	01/01/23	220,313
898,858	6.708	02/01/27	907,570
10,021,065	5.986	08/01/29	10,150,550
239,211	5.482	07/01/32	241,289
408,989	5.624	07/01/32	415,073
1,132,607	5.241	01/01/33	1,154,603
44,075	4.608	03/01/33	44,751
8,282,282	4.251	05/01/33	8,336,416
523,469	4.669	06/01/33	539,613
381,953	4.573	07/01/33	387,653
1,668,299	3.906	08/01/33	1,700,828
5,042,724	5.633	08/01/33	5,060,368
51,914	3.676	09/01/33	53,076
49,840	4.005	12/01/33	50,610
5,621,961	4.398	02/01/34	5,759,884
3,359,201	4.218	03/01/34	3,337,773
154,094	4.397	04/01/34	156,500
2,842,466	4.906	05/01/34	2,860,927
1,889,992	5.039	05/01/34	1,905,831
3,331,319	6.234	06/01/34	3,370,330
5,398,113	4.704	10/01/34	5,492,742
199,767	4.767	10/01/34	203,182
2,614,659	6.623	10/01/34	2,644,083
1,408,738	4.564	11/01/34	1,433,109
73,686	4.649	11/01/34	74,975
2,033,704	6.211	11/01/34	2,061,496
726,959	4.527	12/01/34	738,679
1,831,195	6.420	12/01/34	1,843,558
264,688	4.322	01/01/35	268,510
850,188	4.467	01/01/35	863,155
875,187	4.488	01/01/35	889,538
919,388	4.511	01/01/35	934,428
3,040,966	4.153	02/01/35	3,068,806
506,804	4.297	02/01/35	514,072
2,039,571	4.434	02/01/35	2,077,860
925,434	4.659	02/01/35	930,684
1,367,699	4.377	03/01/35	1,374,570
770,395	4.413	03/01/35	780,167

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$5,983,742	5.032%	03/01/35	$6,114,014
3,043,746	4.233	04/01/35	3,064,959
7,202,880	4.363	04/01/35	7,266,963
1,191,394	4.663	04/01/35	1,210,982
5,698,194	4.671	04/01/35	5,810,415
1,534,465	4.303	05/01/35	1,531,375
1,135,702	4.398	05/01/35	1,155,085
3,538,635	4.538	05/01/35	3,567,094
7,560,448	4.739	08/01/35	7,717,050
5,427,556	4.714	10/01/35	5,568,012
1,270,820	5.617	04/01/36	1,311,432
4,817,585	7.231	04/01/36	4,926,919
14,299,392	5.901	06/01/36	14,777,649
8,569,892	7.183	06/01/36	8,764,197
693,913	6.090	07/01/36	708,069
11,849,263	7.262	07/01/36	12,127,530
15,128,002	5.931	09/01/36	15,604,307
915,124	5.519	11/01/36	937,761
912,189	5.675	11/01/36	941,911
19,372,312	5.896	07/01/37	19,995,248
29,368,490	6.836	09/01/37	29,894,094
911,973	5.712	12/01/46	945,387

			228,079,299

Adjustable Rate GNMA(b) — 3.2%
5,865,656	4.750	05/20/34	5,896,644
1,200,768	5.500	05/20/34	1,217,076
2,928,666	5.500	07/20/34	2,982,591
2,246,013	5.625	08/20/34	2,290,037
9,433,535	5.500	09/20/34	9,613,621
5,260,574	5.625	09/20/34	5,367,332
1,984,591	4.750	10/20/34	1,984,847
3,546,798	4.750	12/20/34	3,547,206

			32,899,354

FHLMC — 7.0%
3,456,888	4.500	05/01/08	3,452,019
7,204	7.000	01/01/09	7,368
7,831	7.000	02/01/09	8,011
5,675	7.000	03/01/09	5,739
9,759	7.000	04/01/09	9,981
13,390	7.000	05/01/09	13,696
21,356	6.500	06/01/10	21,987
288,304	6.500	07/01/10	296,815
31,276	7.000	07/01/10	31,990
576	6.500	08/01/10	593
28,374	7.000	01/01/11	28,693
23,671	7.000	12/01/12	24,418
117,443	6.500	01/01/13	122,150
93,797	6.500	04/01/13	97,557
164,094	6.500	05/01/13	170,670
95,083	6.500	06/01/13	98,894
929,745	4.000	09/01/13	941,608
61,858	6.500	10/01/13	64,337
971,500	4.000	11/01/13	983,926
1,055,106	5.000	12/01/13	1,091,217
1,255,554	4.000	01/01/14	1,271,654
1,101,752	4.000	05/01/14	1,115,863

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$546,315	4.500%	06/01/14	$559,735
2,153,572	4.500	10/01/14	2,207,515
5,538,299	5.000	10/01/14	5,737,996
1,277,654	4.000	11/01/14	1,293,771
2,264,572	4.500	11/01/14	2,320,499
1,733,375	4.000	03/01/15	1,755,067
11,732,146	4.500	03/01/15	12,027,261
865,711	4.500	08/01/15	870,707
76,633	8.500	10/01/15	86,242
860,352	8.000	12/01/15	907,502
30,790	7.000	03/01/16	32,234
214,966	4.500	04/01/18	215,071
320,135	4.500	11/01/18	320,291
454,915	4.500	05/01/19	454,720
1,052,926	4.500	04/01/20	1,053,438
707,193	4.500	08/01/20	707,537
1,734,990	7.000	04/01/22	1,844,168
36,649	7.500	01/01/31	39,173
10,223,370	7.500	12/01/36	10,755,669
18,459,501	7.000	11/01/37	19,370,308

			72,418,090

FNMA — 20.3%
141	7.000	05/01/08	142
59,034	7.000	09/01/08	59,638
832	5.500	01/01/09	835
1,101	7.000	12/01/09	1,128
6,393,049	4.000	05/01/10	6,399,366
31,840	8.500	05/01/10	33,341
6,722,686	4.000	06/01/10	6,724,107
2,732	7.000	08/01/10	2,819
1,140	7.000	01/01/11	1,152
2,089	5.500	04/01/11	2,149
1,178	5.500	07/01/11	1,182
23,600	7.000	07/01/11	24,422
176	7.000	11/01/11	177
3,799,773	5.500	01/01/13	3,903,745
645	5.500	04/01/13	663
4,119	5.500	06/01/13	4,232
2,170,888	4.500	08/01/13	2,219,164
11,498,293	4.500	09/01/13	11,745,009
6,295,978	4.000	11/01/13	6,370,426
4,695	5.500	12/01/13	4,824
53,658	6.000	01/01/14	55,493
169,537	6.000	03/01/14	175,336
23,694	5.500	04/01/14	24,360
1,111,604	4.000	01/01/15	1,124,382
571,729	4.500	01/01/15	585,763
4,145	8.500	09/01/15	4,684
242,208	8.500	10/01/15	273,754
38,405	8.500	12/01/15	43,185
6,525	5.500	04/01/16	6,704
53,082	5.500	07/01/16	54,537
10,130	5.500	11/01/16	10,408
1,319,409	5.500	01/01/17	1,355,580
30,398	5.500	02/01/17	31,231
14,601	5.500	04/01/17	14,998
78,903	5.500	10/01/17	81,047
9,961	5.500	11/01/17	10,231

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$61,740	5.500%	01/01/18	$63,418
119,638	5.500	02/01/18	122,868
393,915	5.500	03/01/18	404,617
48,932	5.500	04/01/18	50,246
60,129	5.500	06/01/18	61,729
997,472	5.500	07/01/18	1,024,387
359,059	5.500	08/01/18	368,747
780,826	5.500	09/01/18	801,895
31,671	5.500	10/01/18	32,514
2,128,919	5.500	12/01/18	2,187,239
4,398,310	5.500	01/01/19	4,518,843
93,378	5.500	03/01/19	95,782
2,232,574	5.500	05/01/19	2,293,774
46,533	5.500	08/01/19	47,813
147,385	7.000	11/01/19	157,486
33,122	5.500	03/01/20	34,022
788,969	5.500	06/01/20	810,403
22,389	7.000	12/01/24	23,909
6,428	7.000	07/01/27	6,867
6,060	7.000	08/01/27	6,476
9,115	7.000	10/01/28	9,736
6,700	7.000	01/01/29	7,161
9,253	7.000	11/01/29	9,890
143,790	8.000	02/01/31	153,297
7,950	7.000	04/01/31	8,492
39,753	7.000	05/01/32	42,418
23,647	7.000	06/01/32	25,232
8,966	7.000	08/01/32	9,567
3,526,293	6.000	03/01/33	3,625,318
6,311,815	6.500	04/01/33	6,578,697
9,239	7.000	10/01/33	9,823
8,959	7.000	04/01/34	9,569
192,061	7.000	08/01/36	203,222
157,368	6.500	09/01/36	163,382
34,233	7.000	09/01/36	36,042
194,193	6.500	10/01/36	201,542
137,773	6.500	11/01/36	143,038
5,399,106	7.000	11/01/36	5,684,328
5,894,706	7.000	03/01/37	6,206,108
50,796,626	7.000	04/01/37	53,480,084
1,608,499	8.000	07/01/37	1,721,226
325,484	7.000	08/01/37	342,852
2,035,176	8.000	08/01/37	2,177,806
8,959,470	7.000	09/01/37	9,433,002
2,515,090	8.500	09/01/37	2,612,942
2,427,160	6.500	10/01/37	2,520,074
5,513,237	7.000	10/01/37	5,804,412
5,853,664	7.500	10/01/37	6,217,563
16,785,766	8.000	10/01/37	17,343,105
18,963,913	7.500	11/01/37	20,183,234
1,527,849	7.500	09/01/47	1,588,963
10,000,000	7.000	TBA-15yr(d)	10,525,000

			211,540,374

GNMA — 0.2%
9,204	6.500	06/15/08	9,290
4,033	6.500	07/15/08	4,071
17,361	6.500	08/15/08	17,524

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$9,180	6.500%		09/15/08	$9,266
3,086	6.500		10/15/08	3,114
666	6.500		11/15/08	672
2,466	9.000		12/15/08	2,520
1,841	6.500		01/15/09	1,878
5,858	9.000		01/15/09	6,149
193	6.500		03/15/09	194
1,235	6.500		04/15/09	1,259
16,756	6.500		05/15/09	17,089
3,071	6.500		07/15/09	3,132
4,856	6.500		11/15/09	4,952
1,369	9.000		01/15/10	1,474
19,469	9.000		07/15/12	21,814
1,771,971	5.500		07/15/20	1,816,741

				1,921,139

TOTAL FEDERAL AGENCIES				627,404,602

TOTAL MORTGAGE-BACKED OBLIGATIONS				$661,052,076

Agency Debentures — 14.4%
FHLB
$39,000,000	4.800	%(e)	05/02/08	$39,185,562
7,000,000	3.790		11/28/08	7,005,866
FHLMC
5,000,000	3.500		04/15/08	5,000,250
19,000,000	4.480		09/19/08	19,201,856
FNMA
6,500,000	4.000	(f)	01/20/09	6,519,565
70,000,000	5.125	(e)	07/13/09	72,415,420
Small Business Administration
260,160	7.200		06/01/17	274,031
548,828	6.300		05/01/18	573,132
573,618	6.300		06/01/18	599,328

TOTAL AGENCY DEBENTURES				$150,775,010

U.S. Treasury Obligations(e) — 10.2%
United States Treasury Bonds
$300,000	4.500%		02/15/36(e)	$306,680
United States Treasury Notes
100,000,000	3.250		12/31/09(e)	102,015,600
4,100,000	4.500		02/15/16(e)	4,399,492

TOTAL U.S. TREASURY OBLIGATIONS				$106,721,772

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL				$918,548,858

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Repurchase Agreement(g) — 11.7%
Joint Repurchase Agreement Account II
$121,400,000	2.988%	02/01/08	$121,400,000
Maturity Value: $121,410,076

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 21.5%
State Street Navigator Securities Lending Prime Portfolio
223,690,844	3.920%	$223,690,844

TOTAL INVESTMENTS — 121.3%		$1,263,639,702

LIABILITIES IN EXCESS OF OTHER ASSETS — (21.3)%		(222,318,074)

NET ASSETS — 100.0%		$1,041,321,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(c) Security is issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $10,525,000 which represents approximately 1.0% of net assets as of January 31, 2008.
(e) All or a portion of security is on loan.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on January 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(354)	March 2008	$(85,929,075)	$(282,374)
Eurodollars	(309)	June 2008	(75,326,475)	(545,673)
Eurodollars	(89)	September 2008	(21,705,988)	(101,540)
Eurodollars	221	March 2009	53,738,913	93,173
Eurodollars	21	June 2009	5,095,913	3,604
Eurodollars	1	September 2009	242,238	47
Eurodollars	56	December 2009	13,542,900	1,210
U.S. Treasury Bonds	(523)	March 2008	(62,400,438)	(505,145)
2 Year U.S. Treasury Notes	3,368	March 2008	718,120,750	8,191,488
5 Year U.S. Treasury Notes	721	March 2008	81,473,000	1,129,833
10 Year U.S. Treasury Notes	140	March 2008	16,340,625	(28,738)

TOTAL				$7,955,885

INTEREST RATE SWAP CONTRACTS — At January 31, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$10,600	(a)	06/18/13	3 month LIBOR	4.500%	$(112,772)	$(289,051)
	3,400	(a)	06/18/18	3 month LIBOR	5.000	(265,922)	86,328
	6,600	(a)	06/18/23	3 month LIBOR	5.250	(366,423)	(48,682)
	3,300	(a)	06/18/28	5.250%	3 month LIBOR	307,169	(115,295)
Bear Stearns & Co., Inc.	10,600	(a)	06/18/13	3 month LIBOR	4.500	(113,052)	(288,771)
	12,300	(a)	06/18/18	3 month LIBOR	5.000	(151,946)	(497,762)
	12,100	(a)	06/18/28	5.250	3 month LIBOR	192,386	511,150
	5,300		08/20/12	3 month LIBOR	5.282	—	(477,449)
Deutsche Bank Securities, Inc.	35,390		11/17/10	3 month LIBOR	4.315	—	(784,545)
	17,870		12/24/10	3 month LIBOR	3.780	—	(192,969)
	7,200		12/29/10	3 month LIBOR	4.000	—	(106,323)
	12,000		12/29/10	3 month LIBOR	3.868	—	(147,333)
	10,780		01/07/11	3 month LIBOR	3.658	—	(87,676)
	14,180		01/28/11	3 month LIBOR	3.161	—	26,688
	31,200		11/17/15	4.920	3 month LIBOR	—	1,393,875

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$15,600		12/24/15	4.520%	3 month LIBOR	$—	$284,743
	6,300		12/29/15	4.745	3 month LIBOR	—	197,750
	10,500		12/29/15	4.630	3 month LIBOR	—	257,859
	9,400		01/07/16	4.487	3 month LIBOR	—	145,629
	12,300		01/28/16	4.224	3 month LIBOR	—	(17,690)
	3,900	(a)	06/18/18	5.000	3 month LIBOR	175,603	30,402
	17,800	(a)	06/18/23	3 month LIBOR	5.250	(1,292,167)	172,642
	3,800	(a)	06/18/28	3 month LIBOR	5.250	(214,847)	(6,098)
	8,710		11/17/38	3 month LIBOR	5.309	—	(535,321)
	4,280		12/24/38	3 month LIBOR	5.011	—	(55,220)
	1,740		12/29/38	3 month LIBOR	5.215	—	(76,914)
	2,900		12/29/38	3 month LIBOR	5.121	—	(86,328)
	2,580		01/07/39	3 month LIBOR	5.017	—	(33,660)
	3,380		01/28/39	3 month LIBOR	4.939	—	446
JPMorgan Securities, Inc.	12,200	(a)	06/18/13	3 month LIBOR	4.500	(130,224)	(332,251)
	82,400	(a)	06/18/15	5.000	3 month LIBOR	2,379,836	2,577,902
	50,000		03/07/16	3 month LIBOR	5.183	—	(4,488,514)
	26,100	(a)	06/18/18	5.000	3 month LIBOR	754,163	624,486
	25,600	(a)	06/18/28	3 month LIBOR	5.250	(1,134,627)	(353,847)
	6,700	(a)	06/18/38	5.250	3 month LIBOR	305,913	116,119

TOTAL						$333,090	$(2,595,680)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to January 31, 2008.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
January 31, 2008
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,252,169,736

Gross unrealized gain	13,187,924
Gross unrealized loss	(1,717,958)

Net unrealized security gain	$11,469,966

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector, significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation, and regulatory news such as governmental approvals.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Mortgage Dollar Rolls — The Ultra-Short Duration Government and Short Duration Government Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Enhanced Income	$97,800,000

Ultra-Short Duration Government	97,000,000

Short Duration Government	121,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	2.98%	02/01/08	$3,000,248,333

Banc of America Securities LLC	3,950,000,000	3.00	02/01/08	3,950,329,167

Barclays Capital PLC	4,500,000,000	3.00	02/01/08	4,500,375,000

Bear Stearns	250,000,000	2.99	02/01/08	250,020,764

Citigroup Global Markets, Inc.	3,000,000,000	2.98	02/01/08	3,000,248,333

Credit Suisse Securities (USA) LLC	1,150,000,000	2.95	02/01/08	1,150,094,236

Deutsche Bank Securities, Inc	6,000,000,000	3.00	02/01/08	6,000,500,000

Greenwich Capital Markets	1,250,000,000	3.00	02/01/08	1,250,104,167

Merrill Lynch	2,500,000,000	2.98	02/01/08	2,500,206,944

UBS Securities LLC	4,500,000,000	2.92	02/01/08	4,500,365,000

UBS Securities LLC	380,000,000	3.60	02/01/08	380,038,000

TOTAL				$30,482,529,944

At January 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.400% to 5.125%, due 06/13/08 to 06/15/10; Federal Home Loan Mortgage Corp, 4.000% to 9.000%, due 03/01/08 to 01/01/48 and Federal National Mortgage Association, 3.000% to 10.000%, due 03/14/08 to 12/01/47. The aggregate market value of the collateral, including accrued interest, was $31,165,159,976.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio (the “Portfolio”). The Portfolio is a private, registered money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established primarily for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program and complies with the requirements of Rule 2a-7 of the 1940 Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.
Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statement of Operations.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Schedule of Investments (continued)
January 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (CPIU). The adjustments to principal due to inflation are reflected as interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 28, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 28, 2008

* Print the name and title of each signing officer under his or her signature.